Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory tax rate		30.00%	30.00%	30.00%
Income tax penalties in Spain (note 21.4)		0.00%	0.00%	46.90%
Difference between accounting and tax expenses, net	[1]	44.60%	(9.20%)	0.40%
Non-taxable sale of equity securities and fixed assets	[2]	(44.50%)	(10.60%)	(1.30%)
Difference between book and tax inflation		15.30%	6.10%	9.10%
Differences in tax rates where Cemex operates		(5.20%)	2.50%	7.70%
Differences in tax rates where Cemex operates		8.00%	(10.10%)	(4.30%)
Changes in provisions for uncertain tax positions		1.50%	1.10%	0.10%
Others		(0.90%)	(3.00%)	2.40%
Effective consolidated income tax expense rate		48.80%	6.80%	91.00%
Mexican statutory tax rate		$ 237	$ 294	$ 397
Income tax penalties in Spain (note 20.4)		0	0	620
Difference between accounting and tax expenses, net	[1]	352	(90)	6
Non-taxable sale of equity securities and fixed assets	[2]	(351)	(104)	(17)
Difference between book and tax inflation		121	60	120
Differences in tax rates where Cemex operates		(41)	24	103
Differences in tax rates where Cemex operates		63	(99)	(57)
Changes in provisions for uncertain tax positions		12	11	1
Others		(8)	(29)	32
Effective consolidated income tax expense rate		$ 385	$ 67	$ 1,205

[1]	In 2025, $307 relates to impairment charges in the U.S. that are non-deductible for tax purposes in that jurisdiction (note 8).
[2]	In 2025 and 2024, includes $289 and $72, respectively, related to non-taxable income from the sale of shares of subsidiaries and associates during the period.